Fair Value Measurements (Details Textual) - Purchase Agreement [Member] - $ / shares	9 Months Ended
	Sep. 30, 2016	May 19, 2016
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		1,418,440
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.7625
Class Of Warrant Or Right Expiration Date	May 19, 2021
Class of Warrant or Right, Date from which Warrants or Rights Exercisable	Nov. 19, 2016
Placement Agent [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		141,844
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 1.7625